Reserves (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Reserves
(a)	Reserves as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	2022		2023
Accumulated comprehensive loss of investments in associates and joint ventures	￦	(406,555)	(180,964)
Changes in fair value of equity investments at fair value through other comprehensive income		(103,843)	153,279
Foreign currency translation differences		60,487	94,605
Gain or losses on valuation of derivatives		(3)	(644)
Others		5,924	980

	￦	(443,990)	67,256

Unrealized fair value of available-for-sale investments [member]
Statement [LineItems]
Summary of Reserves
(b)	Changes in fair value of equity investments at fair value through other comprehensive income for the years ended December 31, 2022 and 2023 were as follows:

(in millions of Won)	2022		2023
Beginning balance	￦	(153,359)	(103,843)
Changes in unrealized fair value of equity investments		37,068	260,603
Reclassification upon disposal		20,729	—
Others		(8,281)	(3,481)

Ending balance	￦	(103,843)	153,279